Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (316,890)	€ 114,713	€ (604)	€ 114,109
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the period						(27,808)	(27,808)	209	(27,599)
Other comprehensive income					911		911		911
Recognition of share-based payments			1,921				1,921		1,921
Treasury shares transferred (in shares)	(71,283)
Shares options lapsed			(380)			380
Shares options exercised		33	(256)			256	33		33
Share options exercised (in shares)	71,283
Balance at end of period at Jun. 30, 2022	€ 2,995	398,342	29,728	€ 1,426	1,341	(344,062)	89,770	(395)	89,375
Balance at end of period (in shares) at Jun. 30, 2022	74,865,381
Balance at beginning of period at Dec. 31, 2022	€ 3,370	412,540	29,052		1,212	(379,110)	67,064	(384)	66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period						(16,926)	(16,926)	94	(16,832)
Other comprehensive income					(212)		(212)		(212)
Recognition of share-based payments			1,860				1,860		1,860
Treasury shares transferred (in shares)	(122,584)
Shares options lapsed			(3,873)			3,873
Shares options exercised		4	(231)			231	4		4
Share options exercised (in shares)	122,584
Balance at end of period at Jun. 30, 2023	€ 3,370	€ 412,544	€ 26,808		€ 1,000	€ (391,932)	€ 51,790	€ (290)	€ 51,500
Balance at end of period (in shares) at Jun. 30, 2023	84,246,967